Note 45	6 Months Ended
Jun. 30, 2022
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]
45.    Remuneration and other benefits for the Board of Directors and members of the Bank's Senior Management
Note 54 of the BBVA Group's Consolidated Annual Financial Statements Report for the year ended December 31, 2021 includes a detail of the remuneration and other benefits paid to the members of the Bank's Board of Directors and Senior Management, including a description of the remuneration policy and system applicable to them, as well as information on the conditions for receiving remuneration and other benefits for that year. All of it, in accordance with the BBVA Directors Remuneration Policy applicable to the remunerations of 2021, 2022 and 2023 financial years, which was approved by the Bank's Annual General Meeting, held on April 20, 2021.
Below is the information on the remuneration and other benefits of the members of the Board of Directors and Bank's Senior Management for the first half of 2022 and 2021, in application of these remuneration policies and systems.
Remuneration of non-executive directors
The remuneration accrued by non-executive directors during the first half of 2022 and 2021 is shown below, individualized:

Remuneration for non-executive directors (thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (*)	Total
									June 2022	June 2021
José Miguel Andrés Torrecillas	64	83	33	—	—	58	—	25	263	263
Jaime Caruana Lacorte	64	83	83	53	—	—	—	—	284	284
Raúl Galamba de Oliveira	64	—	—	53	—	—	21	13	153	139
Belén Garijo López	64	—	33	—	54	23	—	—	174	174
Connie Hedegaard (**)	43	—	—	—	—	—	—	—	43	—
Lourdes Máiz Carro	64	—	33	—	21	—	—	—	119	119
José Maldonado Ramos	64	83	—	—	—	23	—	—	171	171
Ana Peralta Moreno	64	—	33	—	21	—	—	—	119	119
Juan Pi Llorens	64	—	—	107	—	23	21	27	243	256
Ana Revenga Shanklin	64	—	—	53	—	—	7	—	125	118
Susana Rodríguez Vidarte	64	83	—	53	—	23	—	—	224	224
Carlos Salazar Lomelín	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total (***)	815	333	215	321	139	150	71	65	2,111	2,061
(*) Amounts accrued by José Miguel Andrés Torrecillas in his capacity as Deputy Chair of the Board of Directors, by Juan Pi Llorens in his capacity as Lead Director (until April 28, 2022), and by Raúl Galamba de Oliveira (since his appointment as Lead Director on April 28, 2022).
(**) Director appointed by the General Shareholders Meeting on March 18, 2022. Accrued compensation from the date of acceptance of the position.
(***) Includes amounts corresponding to the position as member of the Board of Directors and the various committees.
Likewise, Sunir Kumar Kapoor, who ceased to hold office as director on March 18, 2022, accrued a total of €43 thousand in the first quarter of 2022 and a total of €86 thousand in the first half of 2021 for his membership on the Board of Directors and the various Board Committees.
Additionally, Carlos Salazar Lomelín accrued a total of €54 thousand[8] in the first half of 2022 and a total of €52 thousand[9] in the first half of 2021 as attendance fees for his membership in the management body of BBVA Bancomer, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and in the BBVA México Strategy Forum.
In addition, €110 thousand and €97 thousand of health and accident insurance premiums were accrued in favor of non-executive directors in the first half of 2022 and 2021, respectively.
Remuneration system with deferred delivery of shares of non-executive directors
In the first half of fiscal years 2022 and 2021, the following “theoretical shares” were allocated derived from the remuneration system with deferred delivery of shares for non-executive directors. The shares, if applicable, will be delivered to each beneficiary upon termination of his or her service as a director for any reason other than a serious breach of duty:

	June 2022		June 2021
	Theoretical shares assigned	Theoretical shares accumulated at June 30	Theoretical shares assigned	Theoretical shares accumulated at June 30
José Miguel Andrés Torrecillas	19,253	118,025	22,860	98,772
Jaime Caruana Lacorte	20,733	77,705	25,585	56,972
Raúl Galamba de Oliveira	10,177	19,677	9,500	9,500
Belén Garijo López	12,741	90,589	15,722	77,848
Lourdes Máiz Carro	8,696	64,356	10,731	55,660
José Maldonado Ramos	12,493	136,477	15,416	123,984
Ana Peralta Moreno	8,696	35,092	10,731	26,396
Juan Pi Llorens	18,703	134,599	23,079	115,896
Ana Revenga Shanklin	8,611	16,179	7,568	7,568
Susana Rodríguez Vidarte	16,400	177,775	20,237	161,375
Carlos Salazar Lomelín	6,270	11,912	5,642	5,642
Jan Verplancke	7,835	29,251	9,024	21,416
Total (*)	150,608	911,637	176,095	761,029
(*) The number of “theoretical shares” allocated to each non-executive director in 2022 and 2021 is equal to 20% of the total annual fixed allowance in cash received by each of them in 2021 and 2020, respectively, based on the average of the closing prices of BBVA shares during the 60 trading sessions preceding the General Shareholders' Meetings of March 18, 2022 and April 20, 2021, which were €5.47 and €4.44 per share, respectively.
In addition, during the first half of 2022 and 2021, 6,270 and 7,737 “theoretical shares”, respectively, were allocated to Sunir Kumar Kapoor, who ceased to hold office as a director on March 18, 2022. Applying the system, this director received a total of 36,922 BBVA shares after he ceased to hold office at a price of €5.43 per share, corresponding to the sum of the “theoretical shares” accumulated up to that date.
Remuneration of executive directors
The remuneration accrued by executive directors during the first half of 2022 and 2021 is shown below, individualized and itemized:

Annual Fixed Remuneration (thousands of Euros)
	June 2022	June 2021
Chair	1,462	1,462
Chief Executive Officer (*)	1,090	1,090
Total	2,551	2,551
(*) In addition, in the first half of 2022 and 2021, the Chief Executive Officer accrued, each financial year, an amount of €327 thousand as cash in lieu of pension and €300 thousand as mobility allowance, in accordance with the contractual terms and conditions and the BBVA Directors' Remuneration Policy in force at the time.
The accrual and award of the Annual Variable Remuneration (hereinafter, "AVR") takes place, if so, once the financial year has ended, and therefore, no amount is shown for the first half of 2022 and 2021.
In 2023, the amount of Annual Variable Remuneration for 2022 will be determined, and if the conditions are met, the Initial Portion (40%) will be paid in the first half of the 2023 financial year. All this, in accordance with the rules applicable to the Annual Variable Remuneration set out in the BBVA Directors' Remuneration Policy.
With regard to the Annual Variable Remuneration for 2021, the Initial Portion (40%) was paid in the first half of 2022 in equal parts in cash and BBVA shares (€849 thousand and 159,235 shares in the case of the Chair and €645 thousand and 120,977 shares in the case of the Chief Executive Officer). The remaining 60% has been deferred (40% in cash and 60% in shares) for a period of 5 years (Deferred Portion) and, if the conditions are met, will be paid out after each of the 5 years of deferral on a pro rata basis equal to 20% of the Deferred Portion each year. The Deferred Portion may be reduced, but never increased, depending on the results of the multi-year performance indicators, determined by the Board of Directors at the beginning of 2021. At the end of the year corresponding to the third year of the deferral, the result of the multi-year performance indicators will determine the ex-post adjustments, if any, to be made to the amount of the Deferred Portion not yet paid. All of this, subject to the rules for Annual Variable Remuneration set forth in the BBVA Directors' Remuneration Policy.
In addition, in the first half of 2022, the executive directors received the remuneration corresponding to the Deferred AVR for 2018 financial year, whose payment was due in 2022, together with the update of the cash portion (€364 thousand and 107,386 shares in the case of the Chair and €332 thousand and 61,282 shares in the case of the Chief Executive Officer). In addition, the Chair has received, during the first half of 2022, the remuneration corresponding to the second payment of the Deferred AVR for 2017 financial year, together with the update of the cash portion (€146 thousand and 27,898 shares). These remunerations generated during the exercise of his previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.
In addition, in the first half of 2022 and 2021, remuneration in kind for the executive directors, including insurance and other premiums, accrued for a joint total of €411 thousand and €458 thousand, respectively, of which €259 thousand and €304 thousand correspond to the Chair, and €151 thousand and €154 thousand to the CEO.
Pension commitments with executive directors

Executive directors (thousands of Euros)
	Contributions (*)				Accumulated funds
	Retirement		Death and disability
	June 2022	June 2021	June 2022	June 2021	June 2022	June 2021
Chair	232	121	237	287	22,973	24,053
Chief Executive Officer	—	—	143	147	—	—
Total	232	121	379	435	22,973	24,053
(*) Contributions recognized to settle pension obligations entered into with executive directors in the pro rata portion of the first half of 2022 and 2021. In the case of the Chair, these correspond to the sum of the annual contribution to the retirement pension and the adjustment of the portion considered as “discretionary pension benefits” for 2021 and 2020, whose contribution corresponded in 2022 and 2021, respectively, as well as death and disability premiums. In the case of the Chief Executive Officer, the contributions shown represent solely the insurance premiums paid by the Bank in the first half of 2022 and 2021 for the death and disability contingencies, as there are no pension obligations for retirement contingency in his case.
Remuneration of members of Senior Management
The remuneration of the whole of Senior Management, excluding executive directors, for the first half of 2022 and 2021 (16 members with such status as of June 30, 2022 and 15 members with such status as of June 30, 2021) is set forth below by remuneration item:

Fixed remuneration (thousands of Euros)
	June 2022	June 2021
Senior Management Total	8,966	7,319
The accrual and award of the Annual Variable Remuneration takes place, if so, once the financial year has ended and, therefore, no amount is shown for the first half of 2022 and 2021.
In 2023, the amount of Annual Variable Remuneration for fiscal year 2022 will be determined, and if the conditions are met, the Initial Portion (40%) will be paid in the first half of the 2023 financial year. All this in accordance with the rules applicable to the Annual Variable Remuneration of members of Senior Management established in the BBVA Group General Remuneration Policy.
With regard to the Annual Variable Remuneration for 2021, the Initial Portion (40%) was paid in the first half of 2022, in equal parts in cash and in BBVA shares, amounting to a total of €1,849 thousand and 346,106 shares for the members of Senior Management as a whole. The remaining 60% has been deferred (40% in cash and 60% in shares) for a period of 5 years (Deferred Portion) and, if the conditions are met, will be paid out after each of the 5 years of deferral on a pro rata basis equal to 20% of the Deferred Portion each year. The Deferred Portion may be reduced, but never increased, depending on the results of the multi-year performance indicators, determined by the Board of Directors at the beginning of 2021. At the end of the year corresponding to the third year of the deferral, the result of the multi-year performance indicators will determine the ex-post adjustments, if any, to be made to the amount of the Deferred Portion not yet paid. All of this, subject to the rules for Annual Variable Remuneration set forth in the BBVA Group General Remuneration Policy.
In addition, in the first half of 2022, the members of Senior Management who were beneficiaries received the remuneration corresponding to the Deferred AVR for 2018 and 2017 financial years whose payment corresponded in 2022, together with their update of the cash portion. In particular, a total of €697 thousand and 177,104 shares corresponding to the Deferred AVR 2018 and a total of €158 thousand and 29,267 shares corresponding to the Deferred AVR 2017 has been paid to the whole of the members of Senior Management.
In addition, in the first half of 2022 and 2021, remuneration in kind in favor of the whole of the members of Senior Management, including insurance premiums and others, accrued for a joint total of €831 thousand and €780 thousand, respectively.
Pension commitments with members of Senior Management

Senior Management (thousands of Euros)
	Contributions (*)				Accumulated funds
	Retirement		Death and disability
	June 2022	June 2021	June 2022	June 2021	June 2022	June 2021
Senior Management Total	1,875	1,332	730	612	28,076	24,296
(*) Contributions recorded to meet pension obligations entered into with Senior Management, in the pro rata portion of the first half of 2022 and 2021, equal to the sum of the annual pension contributions and adjustments to the portion considered “discretionary pension benefits” for 2021 and 2020, whose contribution corresponded in 2022 and 2021, respectively, and the insurance premiums paid by the Bank for death and disability contingencies.
Payments for the termination of the contractual relationship
In accordance with BBVA's Directors' Remuneration Policy, the Bank has no commitments to make severance payments to executive directors.
With respect to Senior Management, no amount has been accrued for payments arising from the termination of the contractual relationship in the first half of 2022 and 2021.